Unsecured senior notes - Maturity schedule (Details) - Unsecured senior notes ¥ in Millions, $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)
Future principal payments
Within 1 year	¥ 0
Between 1 to 2 years	17,617
Between 2 to 3 years	8,400
Between 3 to 4 years	5,000
Between 4 to 5 years	17,271
Thereafter	69,922
Total principal amount	118,210		¥ 123,236
Level 2
Unsecured senior notes
Fair value	¥ 105,792	$ 15,313	¥ 108,368	$ 14,944